Submission	9 Months Ended
Sep. 30, 2025
Submission [Line Items]
Central Index Key	0000894556
Registrant Name	CitroTech Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES